Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Mezzanine Equity (Tables) [Line Items]
Schedule of preferred units
	Units Authorized	Units Issued and Outstanding	Issuance Price Per Unit	Carrying Amount
Series A-1 preferred units	3,673,228	3,673,228	$0.58	$2,131
Series A-2 preferred units	1,973,106	1,973,106	1.54	3,039
Series A-3 preferred units	3,271,139	3,271,139	7.90	25,767
Series A-4 preferred units	892,857	892,857	11.20	10,000
	9,810,330	9,810,330		$40,937